Expenses by Nature - Detailed Information about Expenses by Nature (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense By Nature [Line Items]
Export withholdings	$ 89	$ 251	$ 206
Research and development expense	23	27	19
Expense relating to short term lease	75	63	40
Expense relating to lease underlying asset	104	104	58
Turnover tax	$ 541	$ 567	450
OPESSA [member]
Expense By Nature [Line Items]
Productive Recovery Program II ("REPRO II")			$ 18